JUNE 30, 2000

                                                       ASSET CLASSES

                                                       *    EQUITY FUNDS
                                                       *    FUNDS OF FUNDS
                                                       *    BOND FUNDS
                                                       *    TAX FREE BOND FUNDS
                                                      (*)   MONEY MARKET FUNDS


FUND PROFILE

FIRST AMERICAN

MONEY MARKET
        FUNDS

CLASS A, CLASS B,
AND CLASS C SHARES

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 1-800-637-2548, or by contacting your investment professional.


[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND

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OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.


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MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is designed to show you how performance of the fund's shares has varied from year to year. However, because Class A shares were first offered in 1998, only one calendar year of performance is presented. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                                                                               1
FUND PROFILE - First American Government Obligations Fund

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1999      5.15%

Best Quarter:
Quarter ending:     March 31, 1991     1.53%

Worst Quarter:
Quarter ending:     June 30, 1993      0.71%


AVERAGE ANNUAL TOTAL RETURNS              Inception           Year                      Since
AS OF 12/31/99                                 Date     To Date(2)     One Year     Inception
---------------------------------------------------------------------------------------------
Government Obligations Fund (Class A)       4/29/98          2.67%         5.15%        4.92%
---------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.67%.
(2) Year to date performance for the fund is for the period from 1/1/2000 to 6/30/2000.


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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

                                                                         CLASS A
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                              None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None

 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                     $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.40%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.17%
 TOTAL                                                                    0.82%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.07)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.75%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.77%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $   84
   3 years                                                                $  262
   5 years                                                                $  455
  10 years                                                                $1,014


                                                                               2
FUND PROFILE - First American Government Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND

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OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.


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MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o  commercial paper.

o  non-convertible corporate debt securities.

o  loan participation interests.

o  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns for Class A and Class B shares over different time periods. However, because Class C shares have not been offered for a full year, no information is presented for these shares. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                                                                               3
FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1996           4.97%
1997           5.12%
1998           5.04%
1999           4.57%

Best Quarter:
Quarter ending:   June 30, 2000       1.39%

Worst Quarter:
Quarter ending:   December 31, 1998   1.18%



AVERAGE ANNUAL TOTAL RETURNS         Inception        Year                      Since
AS OF 12/31/99                            Date  To Date(2)      One Year    Inception
-------------------------------------------------------------------------------------
Prime Obligations Fund (Class A)       1/21/95       2.70%         5.04%        5.16%
-------------------------------------------------------------------------------------
Prime Obligations Fund (Class B)       1/23/95       2.37%         4.28%        4.38%
-------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.70%.
(2) Year to date performance for the fund is for the period from 1/1/2000 to 6/30/2000.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

                                                       CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                             None       None         None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                    None       5.00%(2)     1.00%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500    $    25    $    25      $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
 Management Fees                                         0.40%     0.40%        0.40%
 Distribution and Service (12b-1) Fees                   0.25%     1.00%        1.00%
 Other Expenses                                          0.22%     0.11%        0.11%
 TOTAL                                                   0.87%     1.51%        1.51%
------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                     (0.07)%   (0.06)%      (0.06)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES
        (AFTER WAIVERS)                          0.80%     1.45%        1.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.84%, 1.48% AND 1.48%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

                                         CLASS B                    CLASS B                   CLASS C                   CLASS C
                             assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
               CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
             ---------   -----------------------   ------------------------   -----------------------   -----------------------
   1 year     $   89                      $  654                     $  154                    $  352                    $  252
   3 years    $  278                      $  877                     $  477                    $  572                    $  572
   5 years    $  482                      $1,024                     $  824                    $  915                    $  915
  10 years    $1,073                      $1,629                     $1,629                    $1,884                    $1,884



                                                                               4
FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN TAX FREE OBLIGATIONS FUND

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OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE



                                                                               5
FUND PROFILE - First American Tax Free Obligations Fund

FIRST AMERICAN TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

1996           2.65%
1997           2.87%
1998           2.85%
1999           2.59%

Best Quarter:
Quarter ending:   June 30, 2000        0.92%

Worst Quarter:
Quarter ending:   September 30, 1996   0.63%


AVERAGE ANNUAL TOTAL RETURNS            Inception           Year                      Since
AS OF 12/31/991                              Date     To Date(3)      One Year    Inception
-------------------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)        1/9/95          1.64%         2.85%        2.85%
-------------------------------------------------------------------------------------------

(1) Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
    Fund.
(2) Total return for the period from 1/1/2000 to 6/30/2000 was 1.64%.
(3) Year to date performance for the fund is for the period from 1/1/2000 to 6/30/2000.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

                                                                         CLASS A
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                               None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.40%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.17%
 TOTAL                                                                    0.82%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.08)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.74%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $   84
   3 years                                                                $  262
   5 years                                                                $  455
  10 years                                                                $1,014


                                                                               6
FUND PROFILE - First American Tax Free Obligations Fund

FIRST AMERICAN TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                                                                               7
FUND PROFILE - First American Treasury Obligations Fund

FIRST AMERICAN TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1998           4.84%
1999           4.38%


Best Quarter:
Quarter ending:   June 30, 2000        1.34%

Worst Quarter:
Quarter ending:   December 31, 1998    1.09%



AVERAGE ANNUAL TOTAL RETURNS            Inception           Year                       Since
AS OF 12/31/99                               Date     To Date(2)     One Year      Inception
--------------------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)       11/3/97          2.58%        4.84%          4.87%
--------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.58%.
(2) Year to date performance for the fund is for the period from 1/1/2000 to 6/30/2000.



--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)



                                                                         CLASS A
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                               None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $    25
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.40%
 Distribution and Service (12b-1) Fees                                     0.25%
 Other Expenses                                                            0.11%
 TOTAL                                                                     0.76%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.06)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                   $ 78
   3 years                                                                  $243
   5 years                                                                  $422
  10 years                                                                  $942


                                                                               8
FUND PROFILE - First American Treasury Obligations Fund

FIRST AMERICAN MONEY MARKET FUNDS

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MANAGEMENT OF THE FUNDS

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the investment advisor for each of the funds. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 30, 2000, it had more than $79 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Class A shares are offered at net asset value with no front-end sales load or contingent deferred sales charge (CDSC). For Prime Obligations Fund, Class B and Class C shares are only available in exchange for Class B or Class C shares, respectively, of another First American fund or, in the case of Class B shares, to set up a systematic exchange program to purchase Class B shares of other First American funds. Class B shares are subject to a CDSC within six years of the date the original First American fund was purchased; you will pay a 5% CDSC in the first year, declining to 0% by the beginning of the seventh year. At the beginning of the seventh year, Class B shares are converted to Class A shares. Class C shares are subject to a 1% CDSC if shares are redeemed within 18 months of the date you purchased the original First American fund shares.

You may purchase shares of the funds by contacting your investment professional or financial institution. You may also purchase shares of the funds by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the funds through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.


--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the funds, unless you request otherwise. Dividends from each fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.


--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330 First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

7/2000 3055-00 FPMM(R)

                                                                               9
FUND PROFILE - First American Money Market Funds

                                                         JUNE 30, 2000

                                                         ASSET CLASSES

                                                         *   EQUITY FUNDS
                                                         *   FUNDS OF FUNDS
                                                         *   BOND FUNDS
                                                         *   TAX FREE BOND FUNDS
                                                        (*)  MONEY MARKET FUNDS

FUND PROFILE

FIRST AMERICAN

PRIME OBLIGATIONS
        FUND

U.S. BANCORP
401(K) SAVINGS PLAN

CLASS Y SHARES

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.

[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN PRIME OBLIGATIONS FUND

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OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.


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MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including: securities issued by the U.S. government or one of its agencies or instrumentalities; U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances); commercial paper; non-convertible corporate debt securities; loan participation interests; and repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.
You may obtain either or both of these reports at no cost by calling First American Investor Services at 1-800-637-2548.

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MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

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FUND PERFORMANCE

The illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1991           5.86%
1992           3.54%
1993           2.99%
1994           4.08%
1995           5.78%
1996           5.23%
1997           5.39%
1998           5.32%
1999               %


Best Quarter:
Quarter ending:     March 31, 1991     1.65%

Worst Quarter:
Quarter ending:     June 30, 1993      0.73%



AVERAGE ANNUAL TOTAL RETURNS    Inception         Year                                      Since
AS OF 12/31/99                       Date   To Date(2)     One Year     Five Years      Inception
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Prime Obligations Fund             3/1/90        2.88%        4.96%          5.34%          5.07%
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(1) Total return for the period from 12/31/99 to 6/30/2000 was 2.88%.

(2) Year to date performance for the fund is for the period from 12/31/99 to 6/30/2000.


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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)


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SHAREHOLDER FEES
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 MAXIMUM SALES CHARGE (LOAD)                                               None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
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 Management Fees                                                          0.40%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.11%
 TOTAL                                                                    0.51%
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(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.06)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.45%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.48%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


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 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

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   1 year                                                                   $ 52
   3 years                                                                  $164
   5 years                                                                  $285
  10 years                                                                  $640


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FUND PROFILE - First American Prime Obligations Fund

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MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2000, it had more than $79 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.


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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

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FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 701/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 591/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to Internet Web site at www.rsweb.com/60587.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330 First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

7/2000 3055-00 FPMM (I)

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FUND PROFILE - First American Prime Obligations Fund